Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
OPERATING ACTIVITIES
Net income	$ 20,562	$ 15,059	$ 9,612
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	3,377	3,295	3,396
Amortization of intangible assets	26,222	21,715	17,999
Stock-based compensation expense (Note 16)	1,577	1,543	2,523
Other non-cash operating activities	(392)
Deferred tax expense	5,765	3,978	2,353
Deferred tax charge	22
Accounts receivable
Trade	764	3,999	3,650
Other	203	4,869	2,164
Prepaid expenses and other	(86)	141	91
Inventory	314	859	(535)
Accounts payable	(412)	(3,121)	146
Accrued liabilities	25	(294)	2,051
Income taxes payable	(1,690)	(73)	596
Deferred revenue	(2,008)	(2,492)	(1,432)
Cash provided by operating activities	54,243	49,478	42,614
INVESTING ACTIVITIES
Purchase of marketable securities	(4,667)
Additions to property and equipment	(4,309)	(2,679)	(2,385)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed (Note 3)	(120,853)	(82,152)	(58,737)
Cash used in investing activities	(129,829)	(84,831)	(61,122)
FINANCING ACTIVITIES
Proceeds from borrowing on the debt facility		20,000	46,262
Payment of debt issuance costs		(386)	(692)
Repayments of debt and other financial liabilities		(63,305)	(3,722)
Issuance of common shares for cash, net of issuance costs	158	140,724	3,633
Settlement of stock options (Note 16)	(2,590)	(405)	(1,361)
Cash (used in) provided by financing activities	(2,432)	96,628	44,120
Effect of foreign exchange rate changes on cash	(2,822)	(5,927)	(545)
(Decrease) increase in cash	(80,840)	55,348	25,067
Cash, beginning of year	118,053	62,705	37,638
Cash, end of year	37,213	118,053	62,705
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	31	692	406
Cash paid during the year for income taxes	$ 3,533	$ 2,983	$ 1,762